Fair Value Measurements (Details) - Public Warrant [Member]	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Fair Value Measurements (Details) [Line Items]
Fair value of public warrants at issuance | $	$ 1,993,333
Warrant price per share | $ / shares	$ 0.26